Cover	Aug. 29, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 5, 2023, America’s Car-Mart, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) which disclosed, among other things, the promotion of Douglas W. Campbell as Chief Executive Officer (“CEO”) of the Company and his appointment to serve as a director of the Company, each effective October 1, 2023. The Original Report also disclosed that the Company’s then current CEO, Jeffrey A. Williams, would serve as CEO Emeritus and an advisor to senior management effective October 1, 2023, for the remainder of fiscal year 2024, and that Mr. Williams would continue to serve as a director of the Company. This Amendment No. 1 to Form 8-K (this “Amendment No. 1”), which amends the Original Report, is being filed solely to report the Company’s entry into an amended and restated employment agreement with Mr. Campbell in connection with his promotion to CEO and a retirement and transition agreement with Mr. Williams. Except for the additional disclosures provided in this Amendment No. 1, the information presented in the Original Report remains unchanged.
Document Period End Date	Aug. 29, 2023
Entity File Number	0-14939
Entity Registrant Name	AMERICA’S CAR-MART, INC.
Entity Central Index Key	0000799850
Entity Tax Identification Number	63-0851141
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1805 North 2nd
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 401
Entity Address, City or Town	Rogers
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72756
City Area Code	(479)
Local Phone Number	464-9944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CRMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false